Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds - Distribution of Interest Sensitive Life Business Account Values (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Subtotal	$ 7,348	$ 7,622
Retro treaties	4,222	4,214
Total	11,570	11,836
>2.0% - 3.0%
Effects of Reinsurance [Line Items]
Subtotal	252	270
>3.0% - 4.0%
Effects of Reinsurance [Line Items]
Subtotal	2,742	2,819
>4.0% - 5.0%
Effects of Reinsurance [Line Items]
Subtotal	2,387	2,488
>5.0% - 6.0%
Effects of Reinsurance [Line Items]
Subtotal	$ 1,967	$ 2,045